Investment Strategy	Oct. 23, 2025
Impact Shares NAACP Minority Empowerment ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets, plus borrowings for investment purposes (the “80% basket”) in component securities of the Underlying Index (“Component Securities”).

The Fund may invest the remaining 20% of its total assets (the “20% basket”) in securities and instruments not included in the Underlying Index, but which Tidal Investments LLC (the “Adviser”) believes will help the Fund track the Underlying Index. For example, the Fund may invest in securities that are not components of the Underlying Index to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund may invest in securities of any type and of companies of any market capitalization (including small- and mid-capitalization companies), market sector or industry, but expects to invest primarily in equity securities of U.S. companies. The Fund may use the 20% basket to invest in securities issued by other investment companies, including other exchange-traded funds. In addition, the Fund’s 20% basket may be invested in cash and cash equivalents, including shares of money market funds advised by the Adviser or its affiliates.

Unlike many investment companies, the Fund does not try to “beat” the index it tracks. The Fund uses a passive management strategy designed to track the total return performance of the Underlying Index.

The Adviser may employ a representative sampling indexing strategy for managing the Fund, which entails investing in a sample of securities that together have an investment profile mirroring the Underlying Index. However, the Fund will only use representative sampling in a manner consistent with its 80% policy. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, leverage and price to earnings ratios) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of the Underlying Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than funds that seek to replicate an index.

The Fund concentrates its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated.

The Underlying Index is designed to measure the performance of large and mid- capitalization companies that are “empowering to minorities,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index, as described below.

The Underlying Index is constructed using a rules-based methodology to select companies from the Morningstar US Large-Mid Cap® Index (the “Parent Index”), a free float market-cap weighted index that constitutes 90% of the total market capitalization of the U.S. market) that have strong minority empowerment practices. Morningstar constructs the Underlying Index using company level indicators, scores, and indicator relevance weighting from Sustainalytics, the Fund’s ESG research provider, that include certain social criteria identified and compiled by the NAACP (“NAACP” or the “Partner Nonprofit”) to measure the strength of minority empowerment practices and products or services for each company within the Parent Index (a company’s “Minority Empowerment Composite Score”). Based on that scoring, after excluding those companies that Sustainalytics determines (i) derive more than 5% of their revenues from predatory lending activities, (ii) derive more than 5% of their revenues from the production of tobacco products, (iii) are involved in the production of riot control weapons, (iv) operate correctional facilities or provide security services, (v) are primarily involved in the production of oil, gas or coal, (vi) are not compliant with the principles of the UN Global Compact[1], or (vii) have a detrimental score for applicable controversies, the 200 best scoring companies (after applying the optimized weighting methodology discussed below) are selected by Morningstar as the final underlying index components. The Underlying Index is constructed by Morningstar using an optimized weighting methodology. Under this methodology, Morningstar uses a quantitative process that is designed to determine optimal weights for securities to maximize exposure of companies with higher rankings as to minority empowerment practices, while maintaining an Underlying Index that exhibits risk and return characteristics similar to those of the Parent Index. The Index Provider determines the weighting of each security in the Underlying Index using the following variables: Minority Empowerment Composite Score, market capitalization, maximum and minimum weightings by security and sector. Underlying Index constituents are subject to a maximum 5% per company weighting.

The Underlying Index is expected to contain approximately 200 securities, but this number may change. If a company in the Underlying Index has acted in a manner inconsistent with the selection criteria of the Underlying Index, Morningstar may, in its discretion, after consulting with Sustainalytics, exclude the company from the Underlying Index between reconstitution periods. Morningstar may also make adjustments in accordance with its internal guidelines to reflect extraordinary corporate events (e.g., mergers and acquisitions, spin-offs, bankruptcies, insolvencies, and liquidations). The Underlying Index is rebalanced quarterly and reconstituted utilizing the rules-based methodology described above annually. Rebalancing refers to the process of adjusting the weights of the constituent securities in the Underlying Index in accordance with its optimized weighting methodology in response to changes in stock value and market capitalization. Reconstitution refers to the process of changing the constituent securities in the Underlying Index so that securities that no longer meet the criteria for the Underlying Index are excluded and new securities that do meet those criteria are included.

The composition of the Underlying Index is based on the following social screens used in determining the Minority Empowerment Composite Score that narrows the Index Universe. Each of the social screens for the Minority Fund addresses an issue that has a history of NAACP support.

[1]	The UN Global Compact is an arrangement by which companies voluntarily and publicly commit to a set of principles, known as the Ten Principles of the UN Global Compact, all of which are drawn from key UN Conventions and Declarations, in four areas: (i) human rights; (ii) labor; (iii) environment; and (iv) anti-corruption.

1. Board Diversity This indicator provides an assessment of the diversity of a company’s board of directors. Diversity of background can provide fresh perspectives in the boardroom and lead to better board decision-making.

2. Discrimination Policy This indicator provides an assessment of the quality of a company’s policy to eliminate discrimination, including racial discrimination, and ensure equal opportunity.

3. Scope of Supplier Social Standards This indicator provides a general assessment of whether a company has supply chain/contractor social policies and the scope of its social standards, including items such as nondiscrimination policies.

4. Freedom of Association Policy This indicator provides an assessment of the quality of a company’s freedom of association and collective bargaining policy, including its impact on racial minorities.

5. Diversity Programs This indicator assesses the strength of a company’s initiatives to increase the diversity of its workforce, including racial diversity.

6. Community Development Programs This indicator assesses the strength of a company’s local community development programs. It does not focus on cash donations, but formal programs that promote long-term economic development among communities, including minority communities, directly affected by the company’s operations.

7. Minority-Inclusive Health and Safety Management System This indicator assesses the strength of the company’s initiatives to manage employee health and safety and prevent accidents and occupational illnesses.

8. Conflict Minerals Programs This indicator measures the strength of a company’s initiatives to eliminate conflict minerals from its products and its supply chain. The term conflict minerals refers to tantalum (coltan), tin (cassiterite), tungsten (wolframite), and gold (together, they are commonly referred to as the 3TG), which have originated in conflict-affected or high-risk regions and may be used to financially support the conflict or human rights abuses.

9. Media Ethics Programs This indicator assesses the strength of a company’s initiatives to ensure good governance, ethics, and integrity throughout its content creation to ensure impartiality, transparency, objectivity, fairness, age-appropriateness, independence, plurality, and inclusiveness (diversity of content, topics, and viewpoints).

10. Human Rights Programs This indicator assesses the strength of the company’s initiatives to comply with its obligation to respect human rights.

11. Editorial Guidelines This indicator provides an assessment of the company’s commitment to address media ethics as it relates to the dissemination of content. This includes the company’s stated values related to the impact of content on protected classes and minorities.

12. Advertising Ethics This indicator provides an assessment of the presence and strengths of a company policy on advertising ethics.

13. Human Capital Development This indicator assesses the strength of a company’s initiatives to recruit, retain, and develop human capital to avoid a shortage of skilled labor.

14. Responsible Product Offering This indicator assesses the strength of a financial institution’s initiatives to market products and services responsibly, so as to avoid predatory lending and minimize risks to the customers of such financial institution.

15. Responsible Marketing Policy This indicator provides an assessment of the quality of a company’s responsible marketing policy.

16. Human Rights Policy This indicator provides an assessment of the strength of the company’s commitment to respect human rights within its sphere of influence.

17. Gender Pay Equality Programs This indicator assesses the strength of programs a company has implemented to ensure gender pay equality. This includes initiatives to identify, measure, and close the gender pay gap.

18. Gender Pay Disclosure This indicator assesses the strength of a company’s disclosure related to the gender pay gap.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets, plus borrowings for investment purposes (the “80% basket”) in component securities of the Underlying Index (“Component Securities”).
Impact Shares Women's Empowerment ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets plus any borrowings for investment purposes (the “80% basket”) in component securities of the Underlying Index (“Component Securities”). The Fund may invest the remaining 20% of its total assets (the “20% basket”) in securities or other instruments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. For example, the Fund may invest in securities that are not components of the Underlying Index to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund may invest in securities of any type (including equity and debt securities) and of companies of any market capitalization (including small- and mid-capitalization companies), market sector or industry, but expects to invest primarily in equity securities of U.S. companies. The Fund may use the 20% basket to invest in securities issued by other investment companies, including other exchange-traded funds. In addition, the Fund’s 20% basket may be invested in cash and cash equivalents, including shares of money market funds advised by the Adviser or its affiliates.

Unlike many investment companies, the Fund does not try to “beat” the index it tracks. The Fund uses a passive management strategy designed to track the total return performance of the Underlying Index.

The Adviser may employ a representative sampling indexing strategy for managing the Fund, which entails investing in a sample of securities that together have an investment profile mirroring the Underlying Index. However, the Fund will only use representative sampling in a manner consistent with its 80% policy. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, leverage and price to earnings ratios) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of the Underlying Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than funds that seek to replicate an index.

The Fund concentrates its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated.

The Underlying Index is designed to measure the performance of U.S. large and mid- capitalization companies that are “empowering to women,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index (the “Parent Index”), as described below. The Parent Index is a free float market-cap weighted index that constitutes 90% of the total market capitalization of the U.S. market. The Parent Index is an equity benchmark designed to comprehensively represent the performance of the companies incorporated and/or listed in the United States and contains large and mid-capitalization equities and is designed with the following objectives in mind: (1) transparent and objective rules; (2) full investibility; and (3) low turnover.

The Underlying Index is constructed using a rules-based methodology to select companies from the Parent Index that have strong women’s empowerment practices. Morningstar, Inc. (“Morningstar” or the “Index Provider”) constructs the Underlying Index using company level indicators, scores, and indicator relevance weighting from Equileap, the Fund’s ESG research provider. The YWCA USA (“YWCA” or the “Partner Nonprofit”) has reviewed and approved the use of Equileap’s social screens (through the use of the Underlying Index) to measure the strength of women’s empowerment practices and products or services for each company within the Parent Index (a company’s “Gender Diversity Score”). After excluding those companies that Equileap determines are (i) involved in the weapons, gambling, or tobacco industries, (ii) on the Norwegian Ethics Council List[1] or (iii) that have experienced an applicable legal controversy, the 200 best scoring companies (after applying the optimized weighting methodology discussed below) are selected by Morningstar as the final underlying index components. The Underlying Index is constructed by Morningstar using an optimized weighting methodology. Under this methodology, Morningstar uses a quantitative process that is designed to determine optimal weights for securities to maximize exposure to companies with higher rankings as to women’s empowerment practices, while maintaining an Underlying Index that exhibits risk and return characteristics similar to those of the Parent Index. Morningstar determines the weighting of each security in the Underlying Index using the following variables: Gender Diversity Score, market capitalization, and maximum and minimum weightings by security and sector. Underlying Index constituents are subject to a maximum 5% per company weighting.

The Underlying Index is expected to contain approximately 200 securities, but this number may change. If a company in the Underlying Index has acted in a manner inconsistent with the selection criteria of the Underlying Index, Morningstar may, in its discretion, after consulting with Equileap, exclude the company from the Underlying Index between reconstitution periods. Morningstar may also make adjustments in accordance with its internal guidelines to reflect extraordinary corporate events (e.g., mergers and acquisitions, spin-offs, bankruptcies, insolvencies, and liquidations). The Underlying Index is rebalanced quarterly and reconstituted utilizing the rules-based methodology described above annually. Rebalancing refers to the process of adjusting the weights of the constituent securities in the Underlying Index in accordance with its optimized weighting methodology in response to changes in stock value and market capitalization. Reconstitution refers to the process of changing the constituent securities in the Underlying Index so that securities that no longer meet the criteria for the Underlying Index are excluded and new securities that do meet those criteria are included.

The composition of the Underlying Index is based on the following social screens used in determining the Gender Diversity Score that narrows the universe of companies included in the Parent Index. Equileap determines a company’s Gender Diversity Score based upon its analysis of publicly available information, as reported by such company in its most recent annual report for its fiscal year end.

[1]	The list of companies that the Council of Ethics for the Norwegian Government Pension Fund Global (the “Pension Fund”) has recommended excluding from the Pension Fund’s portfolio of investments on the grounds that investment in such companies would be inconsistent with the Pension Fund’s Ethical Guidelines.

Each of the social screens for the Fund addresses an issue that has a history of YWCA support.

CATEGORY A: GENDER BALANCE IN LEADERSHIP & WORKFORCE

1. Non-Executive Board: Percentage of male and female as a proportion of the total number of non-executive Board members, as of the fiscal year end wherever available, otherwise as of the date of the latest filing.

2. Executives: Percentage of male and female executives as a proportion of the total number of executives, as of the fiscal year end wherever available, otherwise as of the date of the latest filing Executives are either defined by the company or represent those individuals that form the company executive committee/ board, management committee/board or equivalent.

3. Senior Management: Percentage of male and female senior management, as a proportion of the total number of senior management, as of the fiscal year end wherever available, otherwise as of the date of the latest filing. Senior management are defined and reported by the company.

4. Workforce: Percentage of male and female employees at the company, as a percentage of total employees.

5. Promotion & Career Development Opportunities: Ratio of male and female employees in management compared to ratio of each gender in total employees.

CATEGORY B: EQUAL COMPENSATION & WORK LIFE BALANCE

6. Fair Remuneration: Demonstrates a commitment to ensure payment of a fair wage to all employees, even in those countries that do not legally require a minimum wage.

7. Equal Pay: Commitment to provide comparable wages, hours, and benefits, including retirement benefits, for all employees for comparable work in country of incorporation.

8. Parental Leave: Paid leave programs for child and dependent care to both women and men (maternity leave, paternity leave, dependent care) in country of incorporation.

9. Flexible Work Options: Option for employees to control and/or vary the start/end times of the workday and/or vary the location from which employees work in country of incorporation.

CATEGORY C: POLICIES PROMOTING GENDER EQUALITY

10. Training and Career Development: Ensures equal access to training and career development.

11. Recruitment Strategy: Commitment to ensure non-discrimination against any type of demographic group. This could be in the form of an equal opportunities policy, as described by the company.

12. Freedom from Violence, Abuse and Sexual Harassment: Prohibit all forms of violence in the workplace, including verbal, physical and sexual harassment.

13. Safety at Work: Commitment to the safety of employees in the workplace, in travel to and from the workplace, and on company related business, and ensure the safety of vendors in the workplace.

14. Human Rights: Commitment to ensure the protection of the rights of all people it works with including employees’ rights to participate in legal, civic and political affairs.

15. Social Supply Chain: Commitment to reduce social risks in its supply chain such as forbidding business-related activities that condone, support, or otherwise participate in human trafficking, including for labor or sexual exploitation

16. Supplier Diversity: Commitment to ensure diversity in the supply chain, including a focus to ensure female-owned businesses in the supply chain.

17. Employee Protection: Systems and policies for the reporting of internal ethical compliance complaints without retaliation or retribution, including but not limited to access to confidential third-party ethics hotlines or systems for confidential written complaints

CATEGORY D: COMMITMENT, TRANSPARENCY & ACCOUNTABILITY

18. Commitment to Women’s Empowerment: Recognition and commitment to ensuring women’s empowerment in the workplace.

19. Audit: Undertaken and awarded an independent gender audit certificate by an Equileap recognized body.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets plus any borrowings for investment purposes (the “80% basket”) in component securities of the Underlying Index (“Component Securities”).